Trade Accounts Receivable - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Accounts Receivable [Line Items]
Account receivable for passenger charger fees	$ 1,192,404,000	$ 1,032,800,000	$ 979,037,000
Allowances for expected credit loss in customer balances	69,128,000	14,136,000	16,626,000
Allowances for doubtful accounts in arrears of payments	87,275,000	132,817,000	34,396,000
Allowances for doubtful accounts at reversal of bad debt	37,908,000	53,011,000	19,778,000
Allowance for doubtful accounts cancellations	$ 6,106	$ 11,595	$ 0
Top of Range [Member] | COVID-19 Pandemic [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Temporarily extended credit term		180 days